Information on market risk and fair value of financial assets and liabilities (telecom activities) - Liquidity position (Details) € in Millions	Dec. 31, 2023 EUR (€)
Financial assets, liabilities and financial results (telecom activities)
Investments at fair value	€ 2,678
Cash	3,060
Cash equivalents	2,444
Liquidity position	€ 14,302